Commitments (Fuel purchase commitments) (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Government-related enterprise one, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2022-2039	2021-2039
Purchase quantities	[1]	2.8 million m3/year*	2.8 million m3/day*
Estimated unit costs (RMB)		2.12/m3	2.37 / m3
Government-related enterprise two, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2022-2023	2021-2023
Purchase quantities	[1]	518 million m3/year*	991 million m3/year*
Estimated unit costs (RMB)		2.67/m3	2.18/m3
Government-related enterprise two, agreement two
Disclosure of information about fuel purchase commitments [line items]
Periods		2022-2023	2021-2023
Purchase quantities	[1]	541 million m3/year*	541 million m3/year*
Estimated unit costs (RMB)		2.49/m3	2.52/m3
Government-related enterprise two, agreement three
Disclosure of information about fuel purchase commitments [line items]
Periods		2022-2023	2021-2023
Purchase quantities	[1]	459 million m3/year*	450 million m3/year*
Estimated unit costs (RMB)		2.65/m3	2.11/m3
Government-related enterprise three, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2022-2026	2021-2026
Purchase quantities	[1]	222 million m3/year*	222 million m3/year*
Estimated unit costs (RMB)		2.49/m3	2.22/m3
Government-related enterprise three, agreement two
Disclosure of information about fuel purchase commitments [line items]
Periods			2021
Purchase quantities			40 million m3/year*
Estimated unit costs (RMB)			1.86/m3
Other suppliers, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2022	2021
Purchase quantities	[2]	199.02-249.02BBtu**/day	201.5-251.5 BBtu**/day
Estimated unit costs (RMB)		approximately 66,000/Bbtu	approximately 48,000/BBtu
Other suppliers, agreement two
Disclosure of information about fuel purchase commitments [line items]
Periods		2023	2022
Purchase quantities	[2]	233.11-239.77BBtu**/day	205.5-255.5 BBtu**/day
Estimated unit costs (RMB)		approximately 64,000/BBtu	approximately 47,000/BBtu
Other suppliers, agreement three
Disclosure of information about fuel purchase commitments [line items]
Periods		2024-2028	2023
Purchase quantities	[2]	42.4-239.0 BBtu**/day	81.5-247.5 BBtu**/day
Estimated unit costs (RMB)		approximately 70,000/BBtu	approximately 42,000/BBtu
Other suppliers, agreement four
Disclosure of information about fuel purchase commitments [line items]
Periods		2029	2024-2028
Purchase quantities	[2]	42.4 BBtu**/day	42.4-81.5 BBtu**/day
Estimated unit costs (RMB)		approximately 46,000/BBtu	approximately 38,000/BBtu
Other suppliers, agreement five
Disclosure of information about fuel purchase commitments [line items]
Periods			2029
Purchase quantities	[2]		42.4 BBtu**/day
Estimated unit costs (RMB)			approximately 28,000/BBtu

[1]	The quantities represent the maximum volume, while others represent the minimum or forecasted volume if not specified.
[2]	BBtu: Billion British Thermal Unit